Long-term debt and other financial liabilities - Schedule of annual lease liability (Table) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Debt Disclosure [Abstract]
July to December 2025	$ 4,665
2026	9,328
2027	9,328
2028	9,328
2029	9,328
2030 and thereafter	104,943
Total	$ 146,920